Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 12 — COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared.
Management believes, the ultimate disposition of these matters will be immaterial to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia, filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, provided that during an interim suspension period the sub-charterer pays Navios Partners directly.
As of June 30, 2012 Navios Partners had entered into agreements to acquire one Ultra-Handymax vessel for a purchase price of $20,650 and a Panamax vessel for a purchase price of $20,800.
The future minimum commitments for the 12-month periods ended June 30, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount
2013	$9,864
2014	9,101
2015	3,471
$22,436